Profit from Operations - Summary Costs of Integrating Acquired Businesses into Existing Operations (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee Benefit Costs and Depreciation, Amortisation and Impairment [Line Items]
Employee benefit costs	£ 2,679	£ 2,274	£ 2,039
Depreciation, amortisation and impairment costs	902	607	428
Other operating expenses	4,682	3,037	2,704
Other operating income	(144)	(176)	(225)
Restructuring and Integration Costs
Employee Benefit Costs and Depreciation, Amortisation and Impairment [Line Items]
Employee benefit costs	193	240	159
Depreciation, amortisation and impairment costs	85	64	26
Other operating expenses	330	325	228
Other operating income	(8)	(26)	(46)
Business combination integration cost	£ 600	£ 603	£ 367